Segment Reporting - Balance Sheet information (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 04, 2017	Feb. 27, 2016	Jun. 24, 2015	Feb. 28, 2015
Segment Reporting
Total Assets	$ 11,593,752	$ 11,277,010
Goodwill	1,682,847	1,680,843		$ 43,492
Additions to property and equipment and intangible assets	293,797	481,073
Accounts receivable	1,771,126	1,601,008
Retail Pharmacy
Segment Reporting
Goodwill	43,492	43,492		$ 43,492
Pharmacy Services
Segment Reporting
Goodwill	1,639,355	1,637,351	$ 1,639,355
Operating segments | Retail Pharmacy
Segment Reporting
Total Assets	8,664,216	8,468,186
Goodwill	43,492	43,492
Additions to property and equipment and intangible assets	281,072	478,797
Operating segments | Pharmacy Services
Segment Reporting
Total Assets	3,087,143	2,948,548
Goodwill	1,639,355	1,637,351
Additions to property and equipment and intangible assets	12,725	2,276
Intersegment elimination
Segment Reporting
Total Assets	(157,607)	(139,724)
Long-term deferred tax liability	140,865	116,027
Accounts receivable	$ 16,742	$ 23,697